Related Party Transactions (Details Narrative) - ARS ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 29, 1999	Jun. 30, 2026
Related party transactions
Related party transaction agreement, description	November 29, 2005, shareholders of IRSA CP approved another agreement entered into with Fundación Museo de los Niños whereby 2,670.11 square meters built in the Alto Rosario shopping mall were loaned for a term of 30 years. Fundación IRSA has used the available area to house the museum called “Museo de los Niños, Abasto” an interactive learning center for kids and adults, which was opened to the public in April 1999
Aggregate compensation		$ 544